Loss Per Share - Schedule of computation of diluted earnings per share, weighted for the portion of the period they were outstanding (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	49,748,569	39,259,429	50,071,823	38,432,407	43,058,865	35,919,104
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	41,587,368	32,653,742	41,587,368	32,653,742	36,338,255	30,610,834
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,154,762	6,599,248	8,478,016	5,772,226	6,714,171	5,301,830
Warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,439	6,439	6,439	6,439	6,439	6,439